Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Administrative fees	$ 60,000	$ 60,000	$ 60,000
Consulting	48,000	48,000	100,200
Stock-based compensation	40,211	933,616	239,875
Wages and benefits	512,490	587,041	558,320
Key Management Personnel Compensation	$ 660,701	$ 1,628,657	$ 958,395